Expense Example, No Redemption	Aug. 31, 2024 USD ($)
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	498
Expense Example, No Redemption, 10 Years	1,108
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,398
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	1,432
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	1,294
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,579
BNY Mellon International Fund | BNY Mellon International Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	324
Expense Example, No Redemption, 5 Years	576
Expense Example, No Redemption, 10 Years	1,299
BNY Mellon International Fund | BNY Mellon International Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	402
Expense Example, No Redemption, 5 Years	710
Expense Example, No Redemption, 10 Years	1,584
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	805
Expense Example, No Redemption, 10 Years	1,791
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	936
Expense Example, No Redemption, 10 Years	2,063
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
BNY Mellon Bond Fund | BNY Mellon Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	193
Expense Example, No Redemption, 5 Years	347
Expense Example, No Redemption, 10 Years	796
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	272
Expense Example, No Redemption, 5 Years	484
Expense Example, No Redemption, 10 Years	1,094
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	165
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	679
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	980
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	239
Expense Example, No Redemption, 5 Years	432
Expense Example, No Redemption, 10 Years	992
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	317
Expense Example, No Redemption, 5 Years	568
Expense Example, No Redemption, 10 Years	1,285
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	981
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,274
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Class M
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund | Investor
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	500
Expense Example, No Redemption, 10 Years	1,116
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	634
Expense Example, No Redemption, 10 Years	1,405
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	685
Expense Example, No Redemption, 3 Years	943
Expense Example, No Redemption, 5 Years	1,221
Expense Example, No Redemption, 10 Years	2,011
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	622
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	2,338
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	302
Expense Example, No Redemption, 5 Years	529
Expense Example, No Redemption, 10 Years	1,183
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	512
Expense Example, No Redemption, 10 Years	$ 1,140